UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado	80203
(Address of principal executive offices)	(Zip code)

Richard C. Barrett, President 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 – January 31, 2010

Item 1 — Schedule of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND	January 31, 2010
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS (100.38%)
CONSUMER CYCLICAL - (15.39%)
Education Services (2.58%)
K12, Inc.**	7,000	$139,930

Leisure Time (2.93%)
WMS Industries, Inc.**	4,300	159,444

Restaurants (4.40%)
Buffalo Wild Wings, Inc.**	5,100	238,731

Retail - Internet (2.39%)
PetMed Express, Inc.	7,050	129,931

Specialty Stores (3.09%)
Tractor Supply Co.**	3,325	167,813

TOTAL CONSUMER CYCLICAL		835,849

CONSUMER STAPLES - (2.36%)
Packaged Foods (2.36%)
Smart Balance, Inc.**	23,000	127,880

TOTAL CONSUMER STAPLES		127,880

ENERGY - (2.81%)
Oil & Gas (1.34%)
Arena Resources, Inc.**	1,900	72,846

Oil & Gas Equipment & Services (1.47%)
Superior Energy Services, Inc.**	3,475	79,821

TOTAL ENERGY		152,667

FINANCIALS - (3.29%)
Diversified Financial Services (3.29%)
Affiliated Managers Group, Inc.**	2,950	178,682

TOTAL FINANCIALS		178,682

HEALTHCARE - (29.17%)
Biotechnology (6.98%)
Celera Corp.**	17,500	117,775
Nanosphere, Inc.**	12,500	68,625
Onyx Pharmaceuticals, Inc.**	6,700	192,692
		379,092
Healthcare Equipment (6.33%)
Accuray, Inc.**	18,000	106,920
Cytori Therapeutics, Inc.**	6,500	43,810
Given Imaging Ltd.	5,000	73,050
Kinetic Concepts, Inc.**	2,900	119,741
		343,521
Healthcare Products (5.42%)
Merit Medical Systems, Inc.**	10,000	178,300
Symmetry Medical, Inc.**	13,000	115,960
		294,260
Healthcare Services (7.58%)
Bio-Reference Laboratories, Inc.**	3,000	113,400
Genoptix, Inc.**	5,500	179,080
IPC The Hospitalist Co. Inc**	3,500	118,965
		411,445

Healthcare Supplies (1.54%)
RTI Biologics, Inc.**	26,500	83,740

Healthcare Technology (1.32%)
athenahealth, Inc.**	1,825	71,795

TOTAL HEALTHCARE		1,583,853

INDUSTRIALS - (16.46%)
Electrical Components (0.88%)
American Superconductor Corp.**	1,250	47,525

Electrical Components & Equipment (3.70%)
GT Solar International, Inc.**	19,000	109,250
SunPower Corp.**	4,500	91,755
		201,005
Engineering & Construction (3.33%)
Tutor Perini Corp.**	9,500	181,070

Environmental Control (1.80%)
Energy Recovery, Inc.**	16,000	97,760

Machinery Construction & Farming (2.07%)
Titan International, Inc.	14,500	112,520

Machinery Industrial (2.57%)
American Science & Engineering, Inc.	1,800	139,752

Metal Fabrication & Hardware (2.11%)
Kaydon Corp.	3,500	114,415

TOTAL INDUSTRIALS		894,047

MATERIALS - (2.56%)
Chemicals (2.56%)
Calgon Carbon Corp.**	10,400	139,256

TOTAL MATERIALS		139,256

TECHNOLOGY - (28.34%)
Application Software (1.19%)
Kenexa Corp.**	6,500	64,480

Communication Equipment (6.43%)
EZchip Semiconductor Ltd.**	12,300	146,370
Riverbed Technology, Inc.**	9,050	202,901
		349,271
Computers (5.60%)
Intermec, Inc.**	13,000	172,510
Synaptics, Inc.**	5,200	131,612
		304,122
Electronic Manufacturing Services (3.05%)
Jabil Circuit, Inc.	11,425	165,434

Electronics (2.47%)
Cogent, Inc.**	13,000	134,290

Semiconductors (3.37%)
TriQuint Semiconductor, Inc.**	30,500	183,000

Services - Data Processing (2.15%)
NeuStar, Inc.**	5,200	116,792

Software (4.08%)
CommVault Systems, Inc.**	5,000	105,950
Rosetta Stone, Inc.**	6,500	115,505
		221,455

TOTAL TECHNOLOGY		1,538,844

TOTAL COMMON STOCKS (Cost $4,810,431)		5,451,078

MUTUAL FUNDS (0.14%)
Fifth Third U.S. Treasury Money Market Fund (0.01% 7 Day Yield)	7,679	7,679

TOTAL MUTUAL FUNDS (Cost $7,679)		7,679

TOTAL INVESTMENTS (100.52%) (Cost $4,818,110)		$5,458,757

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.52%)		(28,226)

NET ASSETS (100.00%)		$5,430,531

** Non Income Producing Security.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND	January 31, 2010
(Unaudited)

		Market
	Shares	Value
COMMON STOCKS (100.12%)
CONSUMER CYCLICAL - (15.32%)
Education Services (2.55%)
K12, Inc.**	16,000	$319,840

Leisure Time (2.95%)
WMS Industries, Inc.**	10,000	370,800

Restaurants (4.38%)
Buffalo Wild Wings, Inc.**	11,750	550,017

Retail - Internet (2.42%)
PetMed Express, Inc.	16,500	304,095

Specialty Stores (3.02%)
Tractor Supply Co.**	7,500	378,525

TOTAL CONSUMER CYCLICAL		1,923,277

CONSUMER STAPLES - (2.37%)
Packaged Foods (2.37%)
Smart Balance, Inc.**	53,500	297,460

TOTAL CONSUMER STAPLES		297,460

ENERGY - (2.80%)
Oil & Gas (1.34%)
Arena Resources, Inc.**	4,375	167,737

Oil & Gas Equipment & Services (1.46%)
Superior Energy Services, Inc.**	8,000	183,760

TOTAL ENERGY		351,497

FINANCIALS - (3.26%)
Diversified Financial Services (3.26%)
Affiliated Managers Group, Inc.**	6,750	408,848

TOTAL FINANCIALS		408,848

HEALTHCARE - (29.07%)
Biotechnology (6.97%)
Celera Corp.**	40,250	270,883
Nanosphere, Inc.**	28,750	157,837
Onyx Pharmaceuticals, Inc.**	15,500	445,780
		874,500
Healthcare Equipment (6.30%)
Accuray, Inc.**	41,500	246,510
Cytori Therapeutics, Inc.**	14,750	99,415
Given Imaging Ltd.	11,500	168,015
Kinetic Concepts, Inc.**	6,700	276,643
		790,583
Healthcare Products (5.40%)
Merit Medical Systems, Inc.**	23,000	410,090
Symmetry Medical, Inc.**	30,000	267,600
		677,690
Healthcare Services (7.55%)
Bio-Reference Laboratories, Inc.**	6,950	262,710
Genoptix, Inc.**	12,700	413,512
IPC The Hospitalist Co. Inc**	8,000	271,920
		948,142

Healthcare Supplies (1.53%)
RTI Biologics, Inc.**	61,000	192,760

Healthcare Technology (1.32%)
athenahealth, Inc.**	4,200	165,228

TOTAL HEALTHCARE		3,648,903

INDUSTRIALS - (16.44%)
Electrical Components (0.91%)
American Superconductor Corp.**	3,000	114,060

Electrical Components & Equipment (3.71%)
GT Solar International, Inc.**	43,750	251,563
SunPower Corp.**	10,500	214,095
		465,658
Engineering & Construction (3.30%)
Tutor Perini Corp.**	21,750	414,555

Environmental Control (1.80%)
Energy Recovery, Inc.**	37,000	226,070

Machinery Construction & Farming (2.07%)
Titan International, Inc.	33,500	259,960

Machinery Industrial (2.57%)
American Science & Engineering, Inc.	4,150	322,206

Metal Fabrication & Hardware (2.08%)
Kaydon Corp.	8,000	261,520

TOTAL INDUSTRIALS		2,064,029

MATERIALS - (2.56%)
Chemicals (2.56%)
Calgon Carbon Corp.**	24,000	321,360

TOTAL MATERIALS		321,360

TECHNOLOGY - (28.30%)
Application Software (1.19%)
Kenexa Corp.**	15,000	148,800

Communication Equipment (6.47%)
EZchip Semiconductor Ltd.**	28,250	336,175
Riverbed Technology, Inc.**	21,250	476,425
		812,600
Computers (5.62%)
Intermec, Inc.**	30,300	402,081
Synaptics, Inc.**	12,000	303,720
		705,801
Electronic Manufacturing Services (3.05%)
Jabil Circuit, Inc.	26,475	383,358

Electronics (2.47%)
Cogent, Inc.**	30,000	309,900

Semiconductors (3.37%)
TriQuint Semiconductor, Inc.**	70,500	423,000

Services - Data Processing (2.15%)
NeuStar, Inc.**	12,000	269,520

Software (3.98%)
CommVault Systems, Inc.**	11,000	233,090
Rosetta Stone, Inc.**	15,000	266,550
		499,640

TOTAL TECHNOLOGY		3,552,619

TOTAL COMMON STOCKS (Cost $11,211,936)		12,567,993

MUTUAL FUNDS (0.26%)
Fifth Third U.S. Treasury Money Market Fund (0.01% 7 Day Yield)	32,911	32,911

TOTAL MUTUAL FUNDS (Cost $32,911)		32,911

TOTAL INVESTMENTS (100.38%) (Cost $11,244,847)		$12,600,904

LIABLITIES IN EXCESS OF OTHER ASSETS (-0.38%)		(47,484)

NET ASSETS (100.00%)		$12,553,420

** Non Income Producing Security.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

JANUARY 31, 2010

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth - Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ Net Asset Value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Stonebridge Small-Cap Growth Fund

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in	Level 1 -	Observable	Unobservable
Securities at Value*	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$5,451,078	$—	$—	$5,451,078
Mutual Funds	7,679	—	—	7,679
Total	$5,458,757	$—	$—	$5,458,757

Stonebridge Institutional Small-Cap Growth Fund

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in	Level 1 -	Observable	Unobservable
Securities at Value*	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$12,567,993	$—	$—	$12,567,993
Mutual Funds	32,911	—	—	32,911
Total	$12,600,904	$—	$—	$12,600,904

* For detailed Industry descriptions, see the accompanying Statement of Investments.

All securities of the Fund were valued using Level 1 inputs during the year ended January 31, 2010. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

3.  UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	769,779
Gross depreciation (excess of tax cost over value)	(133,714)
Net unrealized appreciation/(depreciation)	636,065
Cost of investments for income tax purposes	4,822,692

Stonebridge Institutional Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	1,667,118
Gross depreciation (excess of tax cost over value)	(311,061)
Net unrealized appreciation/(depreciation)	1,356,057
Cost of investments for income tax purposes	11,244,847

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	March 25, 2010

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	March 25, 2010